INVESTMENTS, Investments at Fair Value through Other Comprehensive Income (Details) - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021	[1]
Debt instruments [Abstract]
Cost		S/ 36,747,160	S/ 31,918,694
Unrealized gross amount, profits		399,153	134,964
Unrealized gross amount, losses		(910,679)	(2,000,732)
Estimated fair value		36,235,634	30,052,926
Equity instruments designated at the initial recognition [Abstract]
Cost		185,702	173,240
Unrealized gross amount, profits		161,081	173,759
Unrealized gross amount, losses		(11,981)	(10,644)
Estimated fair value		334,802	336,355
Balance before accrued interest [Abstract]
Cost		36,932,862	32,091,934
Unrealized gross amount, gains		560,234	308,723
Unrealized gross amount, losses		(922,660)	(2,011,376)
Estimated fair value		36,570,436	30,389,281
Accrued interest		473,504	396,880
Total at fair value through other comprehensive income investments		37,043,940	30,786,161	[1]	S/ 34,758,443
Provision of credit loss		4,300	58,300
Alicorp S.A.A [Member]
Equity instruments designated at the initial recognition [Abstract]
Cost		12,197	12,197
Unrealized gross amount, profits		134,185	144,641
Unrealized gross amount, losses		0	0
Estimated fair value		146,382	156,838
Inversiones Centenario [Member]
Equity instruments designated at the initial recognition [Abstract]
Cost		112,647	112,647
Unrealized gross amount, profits		23,214	14,158
Unrealized gross amount, losses		0	0
Estimated fair value		135,861	126,805
Holding Bursatil Chilena S.A [Member]
Equity instruments designated at the initial recognition [Abstract]
Cost		20,457	0
Unrealized gross amount, profits		0	0
Unrealized gross amount, losses		(1,761)	0
Estimated fair value		18,696	0
Holding Bursatil Regional S.A [Member]
Equity instruments designated at the initial recognition [Abstract]
Cost		20,599	0
Unrealized gross amount, profits		0	0
Unrealized gross amount, losses		(2,318)	0
Estimated fair value		18,281	0
Corporacin Andina de Fomento [Member]
Equity instruments designated at the initial recognition [Abstract]
Cost		4,441	4,441
Unrealized gross amount, profits		776	930
Unrealized gross amount, losses		0	0
Estimated fair value		5,217	5,371
Compania Universal Textil S.A. [Member]
Equity instruments designated at the initial recognition [Abstract]
Cost		6,195	9,597
Unrealized gross amount, profits		0	0
Unrealized gross amount, losses		(2,415)	(3,191)
Estimated fair value		3,780	6,406
Bolsa De Valores De Colombia [Member]
Equity instruments designated at the initial recognition [Abstract]
Cost		33	3,541
Unrealized gross amount, profits		0	0
Unrealized gross amount, losses		149	(1,152)
Estimated fair value		182	2,389
Bolsa De Valores De Lima [Member]
Equity instruments designated at the initial recognition [Abstract]
Cost		0	18,367
Unrealized gross amount, profits		0	6,632
Unrealized gross amount, losses		0	0
Estimated fair value		0	24,999
Bolsa De Comercio De Santiago [Member]
Equity instruments designated at the initial recognition [Abstract]
Cost		0	3,995
Unrealized gross amount, profits		0	4,006
Unrealized gross amount, losses		0	0
Estimated fair value		0	8,001
Pagos Digitales Peruanos S.A. [Member]
Equity instruments designated at the initial recognition [Abstract]
Cost		5,611	5,611
Unrealized gross amount, profits		0	0
Unrealized gross amount, losses		(5,611)	(5,611)
Estimated fair value		0	0
Other Currencies [Member]
Equity instruments designated at the initial recognition [Abstract]
Cost		3,522	2,844
Unrealized gross amount, profits		2,906	3,392
Unrealized gross amount, losses		(25)	(690)
Estimated fair value		6,403	5,546
Corporate Bonds [Member]
Debt instruments [Abstract]
Cost	[2]	13,643,405	13,914,118
Unrealized gross amount, profits	[2]	177,408	61,336
Unrealized gross amount, losses	[2]	(643,985)	(1,194,756)
Estimated fair value	[2]	13,176,828	12,780,698
Certificates of Deposit BCRP [Member]
Debt instruments [Abstract]
Cost	[3]	10,924,181	7,021,219
Unrealized gross amount, profits	[3]	11,125	868
Unrealized gross amount, losses	[3]	(53)	(2,608)
Estimated fair value	[3]	10,935,253	7,019,479
Government Bonds [Member]
Debt instruments [Abstract]
Cost	[4]	10,387,141	9,139,100
Unrealized gross amount, profits	[4]	185,055	59,788
Unrealized gross amount, losses	[4]	(207,320)	(670,177)
Estimated fair value	[4]	10,364,876	8,528,711
Securitization Instruments [Member]
Debt instruments [Abstract]
Cost	[5]	710,695	772,737
Unrealized gross amount, profits	[5]	15,611	1,564
Unrealized gross amount, losses	[5]	(48,421)	(107,377)
Estimated fair value	[5]	677,885	666,924
Negotiable Certificates of Deposit [Member]
Debt instruments [Abstract]
Cost	[6]	458,503	577,286
Unrealized gross amount, profits	[6]	6,501	9,988
Unrealized gross amount, losses	[6]	(2,368)	(1,516)
Estimated fair value	[6]	462,636	585,758
Subordinated Bonds [Member]
Debt instruments [Abstract]
Cost		282,368	377,111
Unrealized gross amount, profits		2,243	462
Unrealized gross amount, losses		(6,793)	(17,467)
Estimated fair value		277,818	360,106
Others [Member]
Debt instruments [Abstract]
Cost		340,867	117,123
Unrealized gross amount, profits		1,210	958
Unrealized gross amount, losses		(1,739)	(6,831)
Estimated fair value		S/ 340,338	S/ 111,250

[1]	See note 3(b).
[2]	As of December 31, 2023, the balance corresponds to corporate bonds issued by companies in the United States of America, Peru, Colombia and other countries, which represent 40.2 percent, 34.2 percent, 4.3 percent and 21.3 percent of the total, respectively. As of December 31, 2022, the balance corresponds to corporate bonds issued by companies in the United States of America, Peru, Chile and other countries, which represent 39.2 percent, 37.4 percent, 4.4 percent and 19.0 percent of the total, respectively.
[3]	As of December 31, 2023, the Group maintains 111,613 BCRP certificates of deposit. As of December 31, 2022, it held 70,253 BCRP certificates of deposit; which are instruments issued at a discount through public auction, negotiated in the Peruvian secondary market and payable in soles. The increase in the balance is mainly due to the acquisition of new instruments.
[4]	As of December 31, 2023 and December 31, 2022, the balance includes the following Government Treasury Bonds:
[5]	As of December 31, 2023 and December 31, 2022, the balance of securitization instruments includes the following:
[6]	As of December 31, 2023, the balance corresponds to certificates equivalent to S/462.6 million in other currencies. issued mainly by the financial systems of Colombia and Bolivia. As of December 31, 2022, the balance corresponds to certificates in other currencies for an amount equivalent to S/573.2 million, certificates in soles for an amount of S/5.9 million and certificates in dollars for an amount of US$1.8 million, equivalent to S/6.7 million.